Long-Term Debt - Term loan (Details) - USD ($) $ in Thousands			3 Months Ended		4 Months Ended	5 Months Ended	7 Months Ended	8 Months Ended	12 Months Ended
	Jul. 16, 2021	Aug. 27, 2020	Jan. 31, 2022	Apr. 30, 2020	Jun. 11, 2021	Jan. 31, 2021	Aug. 27, 2020	Jan. 31, 2022	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Debt Instrument [Line Items]
Original issuance costs	$ 7,200		$ 6,724					$ 6,724	$ 6,724
Unamortized deferred financing costs			5,091					5,091	$ 5,091
Net proceeds								464,290
Third party costs								3,100
Repayments of debt					$ 1,300			$ 605,591			$ 6,641
Financial Designation, Predecessor and Successor [Fixed List]				Predecessor	Predecessor	Predecessor	Predecessor	Successor	Successor	Predecessor	Predecessor
LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)									7.50%
Exit Credit Facility.
Debt Instrument [Line Items]
Principal repayments	608,700
Interest payment	5,000
Exit Credit Facility. | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)		7.50%
Term Loan
Debt Instrument [Line Items]
Principal amount	$ 480,000
Principal repayments			$ 1,200
Percentage of prepayment premium	2.00%
Period of voluntary prepayment	12 months
Original issuance costs	$ 7,200
Unamortized deferred financing costs	5,400
Net proceeds	$ 467,300
Term Loan | Eurocurrency
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	4.75%
Term Loan | LIBOR
Debt Instrument [Line Items]
Floor rate	0.75%
Basis spread on variable rate (as a percent)	1.00%
Interest rate	1.75%
Stated spread on interest rate	3.75%
Term Loan | Federal Funds Effective Rate
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	0.50%